Cover	Oct. 29, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	TKB Critical Technologies 1 (the “Company,” “TKB”, “we,” “us” or “our”) is filing this Amendment No. 1 to its Current Report on Form 8-K/A to amend and restate the audited balance sheet dated October 29, 2021 (the “Audited Balance Sheet”) originally filed with the Securities and Exchange Commission on November 4, 2021 (the “Original Report”), reflecting receipt of the proceeds upon consummation of its initial public offering and the private placement of warrants. On February 11, 2022, the audit committee of the board of directors of the Company, after consultation with the Company’s management, concluded that the Company’s Audited Balance Sheet contained an error relating to the value of the Company’s Class A ordinary shares subject to redemption, which should have been recorded as $234,600,000 ($10.20 per share) instead of $230,000,000 ($10.00 per share). In addition, there was a change within the accretion recorded within accumulated deficit (see Note 2). These changes will not have any impact on the Company’s cash position or cash held in the trust account established in connection with the initial public offering. In light of this error, it was determined that the Audited Balance Sheet should be no longer be relied upon. On February 16, 2022, the Company filed a report on Form 8-K disclosing the non-reliance on the financial statements included in the Original Report. The financial information that was previously filed or otherwise reported in the Original Report is superseded by the information in this Form 8-K/A. The Company’s management concluded that in light of the error described above, a material weakness exists in the Company’s internal controls over financial reporting and that the Company’s disclosure controls and procedures were not effective. The Company intends to describe remediation with respect to such material weakness in more detail in its Annual Report on Form 10-K for the year ended December 31, 2021.
Document Period End Date	Oct. 29, 2021
Entity File Number	001-40959
Entity Registrant Name	TKB CRITICAL TECHNOLOGIES 1
Entity Central Index Key	0001860514
Entity Tax Identification Number	98-1601095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	426-2055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	USCTU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	USCT
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	USCTW
Security Exchange Name	NASDAQ